Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	FREESEAS INC.
Entity Central Index Key	0001325159
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,475,625
Amendment Description	This Amendment No. 2 to Form 20-F (the "Amended Form 20-F") amends the Annual Report on Form 20-F of FreeSeas Inc. for the fiscal year ended December 31, 2011 originally filed with the U.S. Securities and Exchange Commission on May 7, 2012 and amended on May 16, 2012 (together, the "Form 20-F"). The Amended Form 20-F is being filed to include the Company's consolidated financial statements for the years ended December 31, 2011, 2010 and 2009 as audited by the Company's new independent registered public accounting firm, Sherb & Co., LLP. There have been no changes to the audited financial statements as originally filed in the Form 20-F that would constitute a restatement under generally accepted accounting principles. The Amended Form 20-F speaks as of May 7, 2012, the original date of filing of the Form 20-F, except for (i) the sections "Our Fleet" in Part I, Item 4, and "Recent Developments" and "Employment and Charter Rates" in Part I, Item 5; (ii) Note 17, "Subsequent Events," in the consolidated financial statements included in Part III, Item 18; and the exhibits included in Part III, Item 19. Among other things, none of the changes in the Amended Form 20-F affect revenues, net income (loss) or shareholders' equity. Other than as set forth in the preceding sentence, the Amended Form 20-F does not reflect events occurring after May 7, 2012, the original date of filing of the Form 20-F, or modify or update the disclosure therein.